Consolidated Statements Of Changes In Equity (Parenthetical) (JPY ¥)	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Dividends per share	¥ 2.00	¥ 4.00	¥ 2.00	¥ 4.00